AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.8%
Information Technology – 12.2%
Electronic Equipment, Instruments & Components – 1.4%
Amphenol Corp. - Class A	28,401	$2,142,856
Arrow Electronics, Inc.(a)	1,066	134,998
CDW Corp./DE	17,131	2,941,221
National Instruments Corp.	14,860	858,908
Zebra Technologies Corp. - Class A(a)	1,647	432,453

		6,510,436

IT Services – 1.1%
Akamai Technologies, Inc.(a)	12,159	1,120,087
Amdocs Ltd.	2,580	242,959
Capgemini SE	1,731	301,984
CGI, Inc.(a)	3,962	410,355
Cognizant Technology Solutions Corp. - Class A	17,468	1,091,575
Genpact Ltd.	13,493	496,273
Otsuka Corp.	9,600	361,567
VeriSign, Inc.(a)	4,626	1,033,078

		5,057,878

Semiconductors & Semiconductor Equipment – 1.9%
Applied Materials, Inc.	9,990	1,331,667
ASML Holding NV	33	23,870
Broadcom, Inc.	2,028	1,638,543
Infineon Technologies AG	20,535	764,498
KLA Corp.	1,402	621,072
Lam Research Corp.	292	180,076
NVIDIA Corp.	1,615	611,019
NXP Semiconductors NV	2,401	430,019
ON Semiconductor Corp.(a)	1,670	139,612
QUALCOMM, Inc.	11,151	1,264,635
Silicon Motion Technology Corp. (ADR)	4,584	280,724
Tower Semiconductor Ltd.(a)	28,108	1,100,147

		8,385,882

Software – 6.1%
Adobe, Inc.(a)	3,315	1,384,974
Black Knight, Inc.(a)	20,554	1,187,610
Cadence Design Systems, Inc.(a)	1,959	452,353
Check Point Software Technologies Ltd.(a)	1,069	133,422
Constellation Software, Inc./Canada	653	1,331,500
Dropbox, Inc. - Class A(a)	17,226	396,543
ForgeRock, Inc. - Class A(a)	29,063	585,038
Fortinet, Inc.(a)	4,470	305,435
Gen Digital, Inc.	24,114	422,960
Intuit, Inc.	546	228,840
Microsoft Corp.	45,352	14,893,144
Momentive Global, Inc.(a)	18,633	176,082
Nice Ltd.(a)	1,055	216,337
Open Text Corp.	3,519	146,307
Oracle Corp.	10,226	1,083,342
Palo Alto Networks, Inc.(a)	2,150	458,788
Qualtrics International, Inc. - Class A(a)	27,224	492,210

Company	Shares	U.S. $ Value

SAP SE	1,815	$237,993
ServiceNow, Inc.(a)	1,966	1,071,037
SimCorp A/S	3,976	412,870
VMware, Inc. - Class A(a)	15,601	2,126,260

		27,743,045

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	28,187	4,996,145
Hewlett Packard Enterprise Co.	12,000	173,040
Logitech International SA (REG)	4,162	266,218
NetApp, Inc.	5,680	376,868
Ricoh Co., Ltd.	46,400	387,077
Samsung Electronics Co., Ltd.	26,901	1,443,251

		7,642,599

		55,339,840

Health Care – 10.3%
Biotechnology – 2.1%
AbbVie, Inc.	5,278	728,153
Alnylam Pharmaceuticals, Inc.(a)	2,140	395,921
BELLUS Health, Inc.(a)	61,554	899,304
CTI BioPharma Corp.(a)	99,249	898,203
Gilead Sciences, Inc.	4,973	382,623
Horizon Therapeutics PLC(a)	13,402	1,340,602
Incyte Corp.(a)	4,346	267,496
IVERIC bio, Inc.(a)	34,874	1,316,494
Prometheus Biosciences, Inc.(a)	5,726	1,137,756
Seagen, Inc.(a)	6,730	1,317,061
United Therapeutics Corp.(a)	1,287	269,935
VectivBio Holding AG(a)	44,467	735,929

		9,689,477

Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	24,709	2,520,318
Cooper Cos., Inc. (The)	5,327	1,979,140
Dexcom, Inc.(a)	1,286	150,796
GE Healthcare, Inc.(a)	5,337	424,345
Heska Corp.(a)	4,422	529,446
IDEXX Laboratories, Inc.(a)	891	414,110
Insulet Corp.(a)	1,477	405,067
Koninklijke Philips NV(a)	28,689	542,010
Medtronic PLC	15,595	1,290,642
NuVasive, Inc.(a)	32,621	1,244,818

		9,500,692

Health Care Providers & Services – 1.7%
Abiomed, Inc.(a) (b) (c)	3,960	0
Amedisys, Inc.(a)	10,047	762,869
AmerisourceBergen Corp.	1,476	251,141
Cardinal Health, Inc.	5,064	416,767
Centene Corp.(a)	6,234	389,064
Cigna Group (The)	1,931	477,749

Company	Shares	U.S. $ Value

Elevance Health, Inc.	5,651	$2,530,631
Humana, Inc.	849	426,088
McKesson Corp.	2,713	1,060,349
UnitedHealth Group, Inc.	2,635	1,283,877

		7,598,535

Health Care Technology – 0.2%
EMIS Group PLC	64,544	1,071,062

Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	3,298	381,480
Illumina, Inc.(a)	9,293	1,827,468
IQVIA Holdings, Inc.(a)	16,105	3,171,235
Mettler-Toledo International, Inc.(a)	231	305,352
Thermo Fisher Scientific, Inc.	2,556	1,299,624
Waters Corp.(a)	1,158	290,913

		7,276,072

Pharmaceuticals – 2.6%
Chugai Pharmaceutical Co., Ltd.	9,200	247,610
Eli Lilly & Co.	2,722	1,168,990
Jazz Pharmaceuticals PLC(a)	1,970	252,475
Johnson & Johnson	2,846	441,301
Mallinckrodt PLC(a) (d)	223	613
Merck & Co., Inc.	8,550	944,006
Novo Nordisk A/S - Class B	11,466	1,845,234
Pfizer, Inc.	1,300	49,426
Roche Holding AG (Genusschein)	6,923	2,205,037
Sanofi	15,714	1,603,252
Takeda Pharmaceutical Co., Ltd.	20,000	636,521
Zoetis, Inc.	13,964	2,276,271

		11,670,736

		46,806,574

Financials – 8.9%
Banks – 2.1%
ABN AMRO Bank NV(e)	29,087	424,952
Banco Bilbao Vizcaya Argentaria SA	63,070	414,665
Banco Santander SA	122,025	398,659
Bank Leumi Le-Israel BM	58,419	409,682
Barclays PLC	216,161	408,236
BNP Paribas SA	13,566	788,703
Citigroup, Inc.	7,846	347,735
DBS Group Holdings Ltd.	13,000	291,071
First Citizens BancShares, Inc./NC - Class A	316	394,115
First International Bank of Israel Ltd.	1,053	39,691
HSBC Holdings PLC	56,757	415,989
JPMorgan Chase & Co.	5,898	800,418
Lakeland Bancorp, Inc.	19,833	258,027
Mitsubishi UFJ Financial Group, Inc.	77,000	512,034
NatWest Group PLC	82,558	267,503
Nordea Bank Abp (Stockholm)	33,095	326,690
Oversea-Chinese Banking Corp., Ltd.	54,400	493,139
Royal Bank of Canada	6,803	608,536
Standard Chartered PLC	50,861	400,822
Sumitomo Mitsui Financial Group, Inc.	11,600	470,747
Toronto-Dominion Bank (The)	5,047	285,681
UniCredit SpA	21,567	415,861
Wells Fargo & Co.	11,913	474,257

		9,647,213

Company	Shares	U.S. $ Value

Capital Markets – 2.4%
Ameriprise Financial, Inc.	341	$101,778
B3 SA - Brasil Bolsa Balcao	139,400	365,996
BlackRock, Inc.	663	435,956
Charles Schwab Corp. (The)	45,616	2,403,507
CME Group, Inc.	5,332	953,095
Euronext NV(e)	5,481	365,721
Focus Financial Partners, Inc. - Class A(a)	11,563	602,317
Goldman Sachs Group, Inc. (The)	8,363	2,708,775
Houlihan Lokey, Inc.	4,219	368,361
Julius Baer Group Ltd.	18,541	1,138,671
London Stock Exchange Group PLC	8,278	882,472
S&P Global, Inc.	886	325,543
Singapore Exchange Ltd.	38,900	266,758

		10,918,950

Consumer Finance – 0.3%
American Express Co.	7,849	1,244,538

Financial Services – 2.7%
Berkshire Hathaway, Inc. - Class B(a)	571	183,337
EXOR NV(a)	4,775	396,542
Fidelity National Information Services, Inc.	4,417	241,036
Home Capital Group, Inc.	24,502	784,244
Mastercard, Inc. - Class A	14,771	5,391,711
MoneyGram International, Inc.(a)	56,637	622,441
PayPal Holdings, Inc.(a)	14,108	874,555
Visa, Inc. - Class A	16,684	3,687,663

		12,181,529

Insurance – 1.4%
American International Group, Inc.	7,916	418,202
Assicurazioni Generali SpA(d)	18,878	358,625
AXA SA	20,248	574,045
Everest Re Group Ltd.	1,042	354,301
iA Financial Corp., Inc.	5,940	378,585
Japan Post Holdings Co., Ltd.	19,700	138,907
Japan Post Insurance Co., Ltd.	25,400	380,725
Manulife Financial Corp.	21,963	406,902
Marsh & McLennan Cos., Inc.	3,739	647,520
Medibank Pvt Ltd.	266,007	617,399
NN Group NV	10,104	364,524
Principal Financial Group, Inc.	5,479	358,655
Progressive Corp. (The)	1,585	202,737
Sampo Oyj - Class A	12,162	559,698
Willis Towers Watson PLC	1,896	414,940

		6,175,765

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Ready Capital Corp.	12,571	127,098

		40,295,093

Company	Shares	U.S. $ Value

Consumer Discretionary – 6.3%
Automobile Components – 0.6%
Aisin Corp.	13,400	$384,503
Aptiv PLC(a)	19,712	1,736,233
BorgWarner, Inc.	8,439	374,101
Lear Corp.	3,078	377,548

		2,872,385

Automobiles – 0.1%
Tesla, Inc.(a)	2,943	600,166

Broadline Retail – 1.7%
Alibaba Group Holding Ltd.(a)	41,200	410,038
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	10,450	831,297
Amazon.com, Inc.(a)	44,895	5,413,439
ATD New Holdings, Inc.(a) (c)	2,609	123,928
K201640219 South Africa Ltd. Series A(a) (b) (c)	465,862	0
K201640219 South Africa Ltd. Series B(a) (b) (c)	73,623	0
MercadoLibre, Inc.(a)	328	406,392
Prosus NV(a)	4,762	313,838

		7,498,932

Commercial Services & Supplies – 0.0%
Monitronics International, Inc.(a)	2,239	0

Distributors – 0.1%
Uni-Select, Inc.(a)	8,328	286,679

Diversified Consumer Services – 0.1%
Service Corp. International/US	9,347	594,563

Hotels, Restaurants & Leisure – 1.4%
Booking Holdings, Inc.(a)	192	481,684
Caesars Entertainment, Inc.(a)	367	15,051
Compass Group PLC	40,755	1,116,857
Expedia Group, Inc.(a)	3,343	319,959
Galaxy Entertainment Group Ltd.(a)	101,800	631,623
Genting Singapore Ltd.	294,800	220,093
La Francaise des Jeux SAEM(e)	5,444	210,471
Lottery Corp. Ltd. (The)	60,587	196,059
Marriott International, Inc./MD - Class A	2,524	423,502
MGM Resorts International	7,383	290,078
NEOGAMES SA(a)	9,404	256,447
Sodexo SA	3,647	394,848
Starbucks Corp.	11,582	1,130,866
Yum China Holdings, Inc.	12,810	723,253

		6,410,791

Household Durables – 0.2%
iRobot Corp.(a)	9,910	351,309
Lennar Corp. - Class A	1,548	165,822
PulteGroup, Inc.	6,048	399,652

		916,783

Company	Shares	U.S. $ Value

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	15,100	$353,613

Specialty Retail – 1.1%
AutoZone, Inc.(a)	487	1,162,391
Home Depot, Inc. (The)	143	40,533
Industria de Diseno Textil SA	3,456	115,623
O’Reilly Automotive, Inc.(a)	274	247,507
TJX Cos., Inc. (The)	32,286	2,479,242
Ulta Beauty, Inc.(a)	772	316,389
ZOZO, Inc.	21,000	427,468

		4,789,153

Textiles, Apparel & Luxury Goods – 0.9%
Hermes International	214	436,522
Kering SA	1,135	606,841
NIKE, Inc. - Class B	27,399	2,884,019
Pandora A/S	4,765	380,326

		4,307,708

		28,630,773

Industrials – 5.5%
Aerospace & Defense – 0.3%
BAE Systems PLC	33,851	391,235
Dassault Aviation SA	1,338	226,953
Huntington Ingalls Industries, Inc.	1,919	386,448
Rheinmetall AG	1,507	381,768

		1,386,404

Air Freight & Logistics – 0.0%
Kuehne & Nagel International AG (REG)	740	210,967

Automobile Components – 0.0%
Energy Technology(a) (b) (c)	13	4,875

Building Products – 0.6%
Otis Worldwide Corp.	27,556	2,190,977
Owens Corning	3,606	383,426

		2,574,403

Commercial Services & Supplies – 0.6%
Brambles Ltd.	43,521	388,574
Copart, Inc.(a)	4,821	422,271
Republic Services, Inc.	2,660	376,736
Stericycle, Inc.(a)	30,093	1,268,420
TOPPAN, Inc.	17,600	375,979

		2,831,980

Construction & Engineering – 0.1%
AECOM	3,462	270,209

Electrical Equipment – 0.6%
Eaton Corp. PLC	10,823	1,903,766
Hubbell, Inc.	577	162,979
Prysmian SpA	8,517	316,778
Rockwell Automation, Inc.	1,237	344,628
Schneider Electric SE	1,360	235,278

		2,963,429

Company	Shares	U.S. $ Value

Ground Transportation – 0.2%
Canadian National Railway Co.	3,634	$409,739
CSX Corp.	19,984	612,909
TFI International, Inc.	689	72,580

		1,095,228

Industrial Conglomerates – 0.1%
Jardine Cycle & Carriage Ltd.	8,700	207,955
Smiths Group PLC	2,538	50,782

		258,737

Machinery – 0.8%
ANDRITZ AG	4,660	250,421
Caterpillar, Inc.	2,440	502,030
Cummins, Inc.	2,003	409,433
Dover Corp.	3,292	438,922
Illinois Tool Works, Inc.	671	146,768
Parker-Hannifin Corp.	2,042	654,339
Snap-on, Inc.	1,553	386,480
Volvo AB - Class A	13,612	262,875
Volvo AB - Class B	36,017	665,650
Xylem, Inc./NY	0	36

		3,716,954

Passenger Airlines – 0.3%
Deutsche Lufthansa AG (REG)(a)	34,618	340,639
Spirit Airlines, Inc.	57,213	870,210

		1,210,849

Professional Services – 1.5%
Automatic Data Processing, Inc.	14,581	3,047,283
Booz Allen Hamilton Holding Corp.	2,172	218,460
Experian PLC	6,889	243,061
Paychex, Inc.	4,684	491,492
RELX PLC (Amsterdam)	28,683	896,573
RELX PLC (London)	18,723	585,556
Robert Half International, Inc.	3,653	237,518
Thomson Reuters Corp.	1,525	193,919
Wolters Kluwer NV	6,625	756,735

		6,670,597

Trading Companies & Distributors – 0.4%
Fastenal Co.	1,888	101,669
Toyota Tsusho Corp.	3,900	171,307
Triton International Ltd.	8,597	710,456
Univar, Inc.(a)	9,369	333,724
WW Grainger, Inc.	634	411,479

		1,728,635

		24,923,267

Company	Shares	U.S. $ Value

Communication Services – 3.6%
Diversified Telecommunication Services – 0.9%
BCE, Inc.	6,312	$284,749
Charter Communications, Inc. - Class A(a)	193	62,947
Comcast Corp. - Class A	14,320	563,492
Deutsche Telekom AG (REG)	38,896	862,930
HKT Trust & HKT Ltd.	312,000	398,692
Intelsat Emergence SA(a) (c)	1,653	40,994
Intelsat Jackson Holdings SA(a) (b) (c)	173	0
Intelsat Jackson Holdings SA Series B(a) (b) (c)	173	0
Liberty Global PLC - Class A(a)	6,875	112,063
Radius Global Infrastructure, Inc. - Class A(a)	30,048	444,710
Spark New Zealand Ltd.	50,261	156,000
Telenor ASA	38,370	394,553
Telstra Group Ltd.	263,841	748,212

		4,069,342

Entertainment – 0.9%
Activision Blizzard, Inc.(a)	19,879	1,594,296
Electronic Arts, Inc.	16,297	2,086,016
Konami Group Corp.	1,300	68,830
Ubisoft Entertainment SA(a)	4,280	121,735
Universal Music Group NV(d)	16,778	332,826

		4,203,703

Interactive Media & Services – 1.6%
Alphabet, Inc. - Class A(a)	6,850	841,659
Alphabet, Inc. - Class C(a)	41,366	5,103,323
Auto Trader Group PLC(e)	33,977	266,652
Kakaku.com, Inc.	13,900	201,834
Meta Platforms, Inc. - Class A(a)	2,476	655,447
Tencent Holdings Ltd.	4,300	170,170

		7,239,085

Media – 0.1%
DISH Network Corp. - Class A(a)	609	3,916
Fox Corp. - Class B	13,264	387,441
iHeartMedia, Inc. - Class A(a)	2,453	5,814
Informa PLC	35,868	311,407

		708,578

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	36,500	388,953

		16,609,661

Consumer Staples – 3.4%
Beverages – 1.8%
Asahi Group Holdings Ltd.	59,539	2,309,496
Carlsberg AS - Class B	2,937	443,503
Coca-Cola Co. (The)	47,171	2,814,222
Coca-Cola HBC AG(a)	12,913	383,624
Constellation Brands, Inc. - Class A	6,977	1,695,202
Heineken Holding NV	4,555	387,654

		8,033,701

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 0.8%
Albertsons Cos., Inc. - Class A	59,722	$1,215,940
Jeronimo Martins SGPS SA	14,936	360,950
Koninklijke Ahold Delhaize NV	27,412	869,025
Kroger Co. (The)	8,880	402,530
Loblaw Cos., Ltd.	3,865	337,928
Sysco Corp.	2,368	165,641
Walmart, Inc.	1,520	223,242

		3,575,256

Food Products – 0.3%
Bunge Ltd.	4,232	392,053
Hershey Co. (The)	1,620	420,714
Lamb Weston Holdings, Inc.	3,591	399,319
Nestle SA (REG)	2,716	321,944

		1,534,030

Household Products – 0.4%
Clorox Co. (The)	2,559	404,783
Colgate-Palmolive Co.	5,935	441,445
Essity AB - Class B	2,888	76,908
Kimberly-Clark Corp.	3,063	411,300
Procter & Gamble Co. (The)	605	86,213
Southeastern Grocers, Inc.(a) (b) (c)	8,714	204,779

		1,625,428

Personal Care Products – 0.1%
L’Oreal SA	1,166	499,218
Unilever PLC (London)	2,855	142,850

		642,068

Tobacco – 0.0%
Philip Morris International, Inc.	2,253	202,793

		15,613,276

Materials – 1.4%
Chemicals – 0.7%
Chr Hansen Holding A/S	13,351	971,556
Diversey Holdings Ltd.(a)	34,990	291,467
Linde PLC	3,430	1,213,054
Mitsubishi Chemical Group Corp.	68,500	383,934
Sumitomo Chemical Co., Ltd.(d)	127,200	378,768

		3,238,779

Construction Materials – 0.1%
CRH PLC	5,071	239,973

Containers & Packaging – 0.0%
Westrock Co.	16	448

Metals & Mining – 0.6%
Arconic Corp.(a)	6,059	175,166
BlueScope Steel Ltd.	31,404	378,737
Cleveland-Cliffs, Inc.(a)	16,251	225,564
Fortescue Metals Group Ltd.(d)	29,964	375,193
JFE Holdings, Inc.	19,400	239,682
Kinross Gold Corp.	31,240	147,282
Rio Tinto Ltd.	2,537	176,788
Steel Dynamics, Inc.	4,290	394,251
Teck Resources Ltd. - Class B(d)	22,266	869,153

		2,981,816

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.0%
Resolute Forest Products, Inc.(a) (b) (c)	14,789	$0

		6,461,016

Energy – 1.4%
Energy Equipment & Services – 0.2%
CHC Group LLC(a)	1,138	2
Diamond Offshore Drilling, Inc.(a)	3,643	39,891
Schlumberger NV	14,195	607,972

		647,865

Metals & Mining – 0.0%
Artsonig Pty Ltd.(a) (b) (c)	51,133	0

Oil, Gas & Consumable Fuels – 1.2%
Ampol Ltd.	14,965	305,709
Battalion Oil Corp.(a)	1	6
Berry Corp.	5,577	35,135
Cheniere Energy, Inc.	5,961	833,169
Civitas Resources, Inc.	493	32,932
Denbury, Inc.(a)	594	53,561
Equinor ASA(d)	21,467	544,898
Exxon Mobil Corp.	1,830	186,990
Galp Energia SGPS SA(d)	22,143	234,492
Imperial Oil Ltd.(d)	4,596	208,623
Marathon Petroleum Corp.	3,685	386,593
SandRidge Energy, Inc.	14	189
Shell PLC	84,803	2,331,486
Valero Energy Corp.	3,259	348,843

		5,502,626

		6,150,491

Real Estate – 1.1%
Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	17,935	1,343,690

Retail REITs – 0.0%
Link REIT	24,046	139,827

Specialized REITs – 0.8%
American Tower Corp.	11,232	2,071,630
Gaming and Leisure Properties, Inc.	8,227	396,048
Life Storage, Inc.	6,538	832,876
Weyerhaeuser Co.	14,315	410,268

		3,710,822

		5,194,339

Utilities – 0.7%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	3,885	322,921
Enel SpA	31,780	200,023
Iberdrola SA	31,105	379,849
PNM Resources, Inc.	34,082	1,565,046
Xcel Energy, Inc.	4,586	299,420

		2,767,259

Company	Shares	U.S. $ Value

Gas Utilities – 0.0%
UGI Corp.	7,745	$216,628

Multi-Utilities – 0.1%
CenterPoint Energy, Inc.	10,693	301,649

		3,285,536

Total Common Stocks (cost $219,822,580)		249,309,866

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 6.2%
Industrial – 5.4%
Basic – 0.3%
Arconic Corp. 6.125%, 02/15/2028(e)	U.S.$	33	33,306
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		58	43,702
7.50%, 09/30/2029(e)		73	50,487
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(e)		102	101,256
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(e)		25	22,218
6.75%, 03/15/2026(e)		12	12,144
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		20	19,461
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(e)		64	55,711
Diamond BC BV 4.625%, 10/01/2029(d) (e)		10	10,042
Element Solutions, Inc. 3.875%, 09/01/2028(e)		91	79,531
ERP Iron Ore LLC 9.039%, 12/31/2019(a) (b) (c) (f) (g)		12	8,102
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(e)		36	34,035
6.125%, 04/15/2032(e)		166	157,227
Graham Packaging Co., Inc. 7.125%, 08/15/2028(e)		28	23,750
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(e)	EUR	149	140,255
Ingevity Corp. 3.875%, 11/01/2028(e)	U.S.$	10	8,252
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(e) (g)		52	37,887

	Principal Amount (000)		U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(e)	U.S.$	123	$102,583
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (b) (c) (f) (h)		146	0
Mercer International, Inc. 5.125%, 02/01/2029		58	46,401
Olympus Water US Holding Corp. 9.75%, 11/15/2028(e)		214	212,688
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(e)		28	27,740
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(d) (e)		234	176,031
WR Grace Holdings LLC 4.875%, 06/15/2027(e)		59	54,741
5.625%, 08/15/2029(e)		23	19,079

			1,476,629

Capital Goods – 0.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(e) (g)	EUR	202	163,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(e)		218	206,855
Ball Corp. 6.00%, 06/15/2029	U.S.$	82	82,108
Calderys Financing LLC 11.25%, 06/01/2028(e)		143	144,866
Chart Industries, Inc. 7.50%, 01/01/2030(e)		45	45,465
Clean Harbors, Inc. 4.875%, 07/15/2027(e)		3	2,867
6.375%, 02/01/2031(e)		16	16,035
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		121	114,803
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(e)		48	47,616
Energizer Holdings, Inc. 4.75%, 06/15/2028(e)		33	29,376
EnerSys 4.375%, 12/15/2027(e)		100	93,285
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(d) (e)		130	127,400
GFL Environmental, Inc. 5.125%, 12/15/2026(e)		15	14,463
Griffon Corp. 5.75%, 03/01/2028		10	9,263
Harsco Corp. 5.75%, 07/31/2027(e)		122	105,592
JELD-WEN, Inc. 4.625%, 12/15/2025(e)		17	16,408

	Principal Amount (000)		U.S. $ Value

LSB Industries, Inc. 6.25%, 10/15/2028(e) (i)	U.S.$	93	$84,173
Madison IAQ LLC 5.875%, 06/30/2029(e)		207	157,595
Moog, Inc. 4.25%, 12/15/2027(e)		42	39,241
TK Elevator Midco GmbH 4.375%, 07/15/2027(e)	EUR	201	190,629
TransDigm UK Holdings PLC 6.875%, 05/15/2026	U.S.$	265	263,190
TransDigm, Inc. 6.25%, 03/15/2026(e)		47	46,679
Triumph Group, Inc. 7.75%, 08/15/2025(d)		42	40,116
9.00%, 03/15/2028(e)		167	169,094
WESCO Distribution, Inc. 7.25%, 06/15/2028(e)		53	54,090

			2,265,169

Communications - Media – 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(d) (e)		21	17,607
Altice Financing SA 5.75%, 08/15/2029(e)		279	213,655
AMC Networks, Inc. 4.25%, 02/15/2029		181	103,172
4.75%, 08/01/2025		109	96,328
Arches Buyer, Inc. 4.25%, 06/01/2028(e)		10	8,492
6.125%, 12/01/2028(d) (e)		39	33,737
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	150	156,535
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(e)	U.S.$	111	82,104
4.50%, 08/15/2030(e)		105	86,484
4.75%, 02/01/2032(e)		88	70,630
7.375%, 03/01/2031(e)		29	27,710
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(e)		35	30,841
CSC Holdings LLC 3.375%, 02/15/2031(e)		200	136,708
DISH DBS Corp. 5.125%, 06/01/2029		53	23,972
5.25%, 12/01/2026(e)		135	106,878
5.75%, 12/01/2028(e)		94	68,177
7.375%, 07/01/2028		98	50,470
DISH Network Corp. 3.375%, 08/15/2026(j)		56	25,509
Gray Escrow II, Inc. 5.375%, 11/15/2031(e)		129	82,854
Gray Television, Inc. 5.875%, 07/15/2026(e)		10	8,617

	Principal Amount (000)		U.S. $ Value

iHeartCommunications, Inc. 4.75%, 01/15/2028(e)	U.S.$	35	$24,283
5.25%, 08/15/2027(e)		10	7,026
6.375%, 05/01/2026		22	16,655
8.375%, 05/01/2027(d)		137	76,865
Lamar Media Corp. 4.875%, 01/15/2029		4	3,713
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(e)		203	168,232
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		139	118,801
National CineMedia LLC 5.75%, 08/15/2026(a) (k)		33	685
5.88%, 04/15/2028(a) (e) (k)		67	22,781
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(e)		61	49,796
Scripps Escrow II, Inc. 3.875%, 01/15/2029(e)		6	4,631
Sinclair Television Group, Inc. 4.125%, 12/01/2030(e)		10	6,523
5.125%, 02/15/2027(d) (e)		150	122,817
5.50%, 03/01/2030(e)		107	62,012
Sirius XM Radio, Inc. 3.875%, 09/01/2031(e)		116	86,127
4.00%, 07/15/2028(e)		302	253,019
Summer BC Holdco B SARL 5.75%, 10/31/2026(e)	EUR	150	141,088
TEGNA, Inc. 4.75%, 03/15/2026(e)	U.S.$	35	33,399
5.00%, 09/15/2029		110	94,373
Univision Communications, Inc. 6.625%, 06/01/2027(e)		144	136,519
7.375%, 06/30/2030(e)		25	23,250
Urban One, Inc. 7.375%, 02/01/2028(e)		203	182,848

			3,065,923

Communications - Telecommunications – 0.2%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(e)		200	192,794
Consolidated Communications, Inc. 5.00%, 10/01/2028(e)		25	17,688
6.50%, 10/01/2028(e)		85	63,608
Embarq Corp. 7.995%, 06/01/2036		180	89,800
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (b) (c)		177	0
Level 3 Financing, Inc. 4.25%, 07/01/2028(e)		29	16,297
4.625%, 09/15/2027(e)		63	39,309

	Principal Amount (000)			U.S. $ Value

Telecom Italia Capital SA 7.20%, 07/18/2036	U.S.$		105	$93,437
United Group BV 3.625%, 02/15/2028(e)		EUR	108	90,654
4.625%, 08/15/2028(e)			191	163,044
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)		U.S.$	200	164,576

				931,207

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 5.875%, 06/01/2029(e)			60	58,097
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(e)			69	68,400
8.50%, 05/15/2027(e)			10	10,028
Dana, Inc. 5.375%, 11/15/2027			11	10,341
5.625%, 06/15/2028(d)			17	15,649
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)			179	163,740
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (b) (c) (h)			59	0
(First Lien) 11.00%, 10/31/2024(a) (b) (c) (h)			24	0
Ford Motor Co. 6.10%, 08/19/2032			284	266,829
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029			42	37,814
5.25%, 07/15/2031			49	42,613
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(e)			200	178,438
Mclaren Finance PLC 7.50%, 08/01/2026(e)			200	168,286
PM General Purchaser LLC 9.50%, 10/01/2028(e)			103	96,717
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(d) (e)			163	123,561
Titan International, Inc. 7.00%, 04/30/2028			108	98,307
ZF North America Capital, Inc. 4.75%, 04/29/2025(e)			161	156,289
7.125%, 04/14/2030(e)			157	158,313

				1,653,422

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(e)			58	50,609
5.75%, 03/01/2027(e)			112	95,905
9.875%, 08/01/2027(e)			60	61,942
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027			74	70,521
5.50%, 05/01/2025(e)			179	177,717

	Principal Amount (000)		U.S. $ Value

Lindblad Expeditions LLC 6.75%, 02/15/2027(e)	U.S.$	37	$34,687
NCL Corp., Ltd. 5.875%, 03/15/2026(e)		123	111,889
8.375%, 02/01/2028(e)		58	59,906
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(e)		112	103,582
5.50%, 04/01/2028(e)		93	85,558
5.50%, 08/31/2026(e)		90	84,664
7.25%, 01/15/2030(e)		27	27,248
9.25%, 01/15/2029(e)		83	88,294
11.50%, 06/01/2025(e)		134	141,701
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		93	94,714
Six Flags Entertainment Corp. 7.25%, 05/15/2031(e)		75	72,069
Vail Resorts, Inc. 6.25%, 05/15/2025(e)		25	25,160
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		196	172,762
7.00%, 02/15/2029(e)		75	66,353
13.00%, 05/15/2025(e)		35	36,803
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		13	11,764

			1,673,848

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		63	61,113
Beazer Homes USA, Inc. 6.75%, 03/15/2025		45	44,712
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(e)		113	85,326
6.25%, 09/15/2027(e)		3	2,685
Builders FirstSource, Inc. 6.375%, 06/15/2032(e)		100	98,377
Caesars Entertainment, Inc. 6.25%, 07/01/2025(e)		102	101,768
7.00%, 02/15/2030(e)		9	9,030
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(e)		44	32,340
Everi Holdings, Inc. 5.00%, 07/15/2029(e)		18	15,957
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(e)		173	153,266
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(e)		89	73,785
5.375%, 05/01/2025(e)		21	20,865
5.75%, 05/01/2028(e)		22	21,729

	Principal Amount (000)		U.S. $ Value

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)	U.S.$	72	$61,099
5.00%, 06/01/2029(e)		121	107,542
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		31	29,084
Mattamy Group Corp. 4.625%, 03/01/2030(e)		88	75,752
MGM Resorts International 4.75%, 10/15/2028		10	9,107
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(e)		17	12,063
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		87	76,040
4.75%, 02/15/2028		55	48,533
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(e)		197	189,540
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(e)		69	66,930
5.875%, 06/15/2027(e)		3	2,925
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(e)		182	181,532
Travel + Leisure Co. 4.50%, 12/01/2029(e)		136	115,373
4.625%, 03/01/2030(e)		94	79,707
6.625%, 07/31/2026(e)		143	141,524
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(e)		93	87,484

			2,005,188

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(e)		53	52,959

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(e)		46	36,145
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(d) (e)		60	52,958
5.00%, 02/15/2032(e)		24	20,601
Bath & Body Works, Inc. 6.625%, 10/01/2030(e)		23	21,942
6.75%, 07/01/2036		58	51,679
6.875%, 11/01/2035		131	118,554
6.95%, 03/01/2033		69	61,634
9.375%, 07/01/2025(e)		32	34,060

	Principal Amount (000)		U.S. $ Value

BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(e) (g)	U.S.$	48	$41,316
Carvana Co. 5.50%, 04/15/2027(e)		14	8,433
5.875%, 10/01/2028(e)		37	21,065
Edcon Ltd. Zero Coupon, 06/25/2023(c)	ZAR	2	0
FirstCash, Inc. 4.625%, 09/01/2028(e)	U.S.$	22	19,593
5.625%, 01/01/2030(e)		93	84,430
Foundation Building Materials, Inc. 6.00%, 03/01/2029(e)		24	19,283
Gap, Inc. (The) 3.625%, 10/01/2029(e)		20	14,131
Group 1 Automotive, Inc. 4.00%, 08/15/2028(e)		4	3,509
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		90	75,361
LBM Acquisition LLC 6.25%, 01/15/2029(e)		20	15,840
Levi Strauss & Co. 3.50%, 03/01/2031(d) (e)		15	12,392
Michaels Cos, Inc. (The) 7.875%, 05/01/2029(e)		144	88,947
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(e)		70	63,076
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		271	263,377
Rite Aid Corp. 7.50%, 07/01/2025(e)		105	71,309
8.00%, 11/15/2026(e)		109	57,431
Sonic Automotive, Inc. 4.625%, 11/15/2029(d) (e)		39	32,272
4.875%, 11/15/2031(e)		74	58,871
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(e)		100	90,586
SRS Distribution, Inc. 6.125%, 07/01/2029(e)		29	24,150
Staples, Inc. 7.50%, 04/15/2026(e)		228	187,455
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		36	35,917
White Cap Buyer LLC 6.875%, 10/15/2028(e)		151	131,145
White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(e) (g)		29	27,341

			1,844,803

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.6%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(e)	U.S.$	88	$83,669
AdaptHealth LLC 6.125%, 08/01/2028(e)		25	21,024
AHP Health Partners, Inc. 5.75%, 07/15/2029(e)		83	71,049
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(e)		184	170,803
Bausch Health Cos., Inc. 4.875%, 06/01/2028(e)		173	104,575
6.25%, 02/15/2029(e)		7	3,131
7.25%, 05/30/2029(e)		48	21,349
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(e)		18	15,896
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(e)		27	19,394
6.125%, 04/01/2030(e)		91	49,683
6.875%, 04/15/2029(e)		205	115,745
6.875%, 04/01/2028(e)		53	29,680
Darling Ingredients, Inc. 6.00%, 06/15/2030(e)		47	46,244
DaVita, Inc. 3.75%, 02/15/2031(e)		45	35,680
4.625%, 06/01/2030(e)		69	59,193
Embecta Corp. 5.00%, 02/15/2030(e)		42	35,241
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(e)		13	7,132
Garden Spinco Corp. 8.625%, 07/20/2030(e)		71	76,877
Global Medical Response, Inc. 6.50%, 10/01/2025(e)		85	57,375
Grifols Escrow Issuer SA 4.75%, 10/15/2028(e)		200	169,566
IQVIA, Inc. 6.50%, 05/15/2030(e)		214	216,660
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(e)		132	113,234
Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)		67	50,454
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(e)		6	3,091
Medline Borrower LP 3.875%, 04/01/2029(e)		93	80,355
5.25%, 10/01/2029(d) (e)		167	143,483
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(e)		17	12,923

	Principal Amount (000)		U.S. $ Value

ModivCare, Inc. 5.875%, 11/15/2025(e)	U.S.$	17	$15,785
Newell Brands, Inc. 6.375%, 09/15/2027		19	18,068
6.625%, 09/15/2029(d)		69	65,431
Option Care Health, Inc. 4.375%, 10/31/2029(e)		85	73,547
Post Holdings, Inc. 5.50%, 12/15/2029(e)		131	121,897
Primo Water Holdings, Inc. 4.375%, 04/30/2029(e)		20	17,202
Spectrum Brands, Inc. 3.875%, 03/15/2031(d) (e)		185	151,156
5.75%, 07/15/2025		2	1,992
Tenet Healthcare Corp. 6.125%, 06/15/2030(e)		39	37,737
6.125%, 10/01/2028		65	61,612
Triton Water Holdings, Inc. 6.25%, 04/01/2029(e)		65	55,073
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		59	50,018
US Renal Care, Inc. 10.625%, 07/15/2027(e)		66	19,721

			2,502,745

Energy – 0.5%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(e)		58	52,502
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(e)		37	37,509
Callon Petroleum Co. 8.25%, 07/15/2025		169	168,155
Citgo Holding, Inc. 9.25%, 08/01/2024(e)		50	50,090
CITGO Petroleum Corp. 6.375%, 06/15/2026(e)		43	41,528
7.00%, 06/15/2025(e)		152	149,325
Civitas Resources, Inc. 5.00%, 10/15/2026(e)		23	21,743
CNX Resources Corp. 6.00%, 01/15/2029(e)		47	43,438
7.25%, 03/14/2027(d) (e)		2	1,972
Comstock Resources, Inc. 6.75%, 03/01/2029(e)		36	31,397
Crescent Energy Finance LLC 7.25%, 05/01/2026(e)		56	52,213
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		90	82,630
EQM Midstream Partners LP 4.50%, 01/15/2029(e)		77	67,396
4.75%, 01/15/2031(e)		75	64,352

	Principal Amount (000)		U.S. $ Value

Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026	U.S.$	19	$18,015
6.50%, 10/01/2025		21	20,595
7.75%, 02/01/2028		45	43,280
8.00%, 01/15/2027		9	8,769
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		38	34,960
7.00%, 08/01/2027		43	41,289
Gulfport Energy Corp. 6.00%, 10/15/2024(a)		62	39
6.375%, 05/15/2025(a)		71	45
6.375%, 01/15/2026(a)		208	131
6.625%, 05/01/2023(a) (f)		12	8
8.00%, 05/17/2026(e)		53	53,211
Hess Midstream Operations LP 4.25%, 02/15/2030(e)		14	12,133
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(e)		21	18,923
6.00%, 02/01/2031(e)		30	26,694
ITT Holdings LLC 6.50%, 08/01/2029(e)		145	115,664
Murphy Oil Corp. 5.875%, 12/01/2042(i)		51	41,701
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		43	39,440
7.50%, 01/15/2028(e)		117	101,220
New Fortress Energy, Inc. 6.75%, 09/15/2025(e)		102	93,942
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)		149	142,717
NuStar Logistics LP 6.375%, 10/01/2030		17	16,362
PDC Energy, Inc. 5.75%, 05/15/2026		163	162,597
Southwestern Energy Co. 5.375%, 02/01/2029		78	72,608
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(e) (i)		61	58,015
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		129	124,268
6.00%, 04/15/2027		4	3,932
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(e)		15	13,018
6.00%, 09/01/2031(e)		8	6,847
Venture Global LNG, Inc. 8.125%, 06/01/2028(e)		109	109,493
8.375%, 06/01/2031(e)		109	109,605

			2,353,771

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(e)	U.S.$	5	$4,556
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(e)		51	51,595
7.75%, 03/15/2031(e)		40	41,697

			97,848

Services – 0.5%
ADT Security Corp. (The) 4.875%, 07/15/2032(e)		7	5,963
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(e)		31	29,065
9.75%, 07/15/2027(e)		206	181,091
ANGI Group LLC 3.875%, 08/15/2028(d) (e)		91	74,166
APX Group, Inc. 5.75%, 07/15/2029(e)		114	97,497
6.75%, 02/15/2027(e)		42	41,415
Aramark Services, Inc. 5.00%, 02/01/2028(e)		15	14,174
6.375%, 05/01/2025(e)		90	89,714
Block, Inc. 3.50%, 06/01/2031(d)		15	12,274
Cars.com, Inc. 6.375%, 11/01/2028(e)		70	64,896
Garda World Security Corp. 4.625%, 02/15/2027(e)		10	9,127
6.00%, 06/01/2029(e)		182	144,843
9.50%, 11/01/2027(e)		215	202,399
Gartner, Inc. 4.50%, 07/01/2028(e)		49	46,114
Korn Ferry 4.625%, 12/15/2027(e)		63	59,674
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		128	87,802
Monitronics International, Inc. 0.00%, 04/01/2020(a) (b) (c) (f)		120	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(e)		87	69,716
5.75%, 11/01/2028(d) (e)		287	205,254
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		214	196,300
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		247	226,842
Sabre GLBL, Inc. 7.375%, 09/01/2025(e)		88	74,724
9.25%, 04/15/2025(e)		41	39,165
11.25%, 12/15/2027(d) (e)		80	61,448

	Principal Amount (000)		U.S. $ Value

TripAdvisor, Inc. 7.00%, 07/15/2025(e)	U.S.$	41	$41,205
Verscend Escrow Corp. 9.75%, 08/15/2026(e)		115	115,177
ZipRecruiter, Inc. 5.00%, 01/15/2030(e)		141	118,817

			2,308,862

Technology – 0.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(e)		95	77,214
Boxer Parent Co., Inc. 7.125%, 10/02/2025(e)		17	17,048
Cablevision Lightpath LLC 5.625%, 09/15/2028(e)		200	145,412
CommScope, Inc. 4.75%, 09/01/2029(e)		92	72,420
6.00%, 03/01/2026(e)		10	9,399
Entegris Escrow Corp. 5.95%, 06/15/2030(e)		59	56,839
Gen Digital, Inc. 6.75%, 09/30/2027(e)		85	84,884
7.125%, 09/30/2030(d) (e)		85	84,928
GoTo Group, Inc. 5.50%, 09/01/2027(e)		155	88,964
NCR Corp. 5.125%, 04/15/2029(e)		102	88,990
5.75%, 09/01/2027(e)		43	42,682
6.125%, 09/01/2029(e)		28	27,773
Playtika Holding Corp. 4.25%, 03/15/2029(e)		100	84,731
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		12	11,212
8.25%, 02/01/2028(e)		172	158,245
Seagate HDD Cayman 8.25%, 12/15/2029(e)		93	95,331
8.50%, 07/15/2031(e)		97	99,351
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)		316	236,163
Virtusa Corp. 7.125%, 12/15/2028(e)		66	52,647

			1,534,233

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(e)		29	26,930
Allegiant Travel Co. 7.25%, 08/15/2027(e)		47	46,653
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(e)		101	99,129
5.75%, 04/20/2029(e)		88	84,425

	Principal Amount (000)		U.S. $ Value

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(e)	U.S.$	95	$88,880
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		162	163,728

			509,745

Transportation – Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(d) (e)		55	49,439
5.75%, 07/15/2027(e)		80	75,190
Hertz Corp. (The) 4.625%, 12/01/2026(e)		126	112,315
5.00%, 12/01/2029(e)		10	8,026
PROG Holdings, Inc. 6.00%, 11/15/2029(e)		85	75,112

			320,082

			24,596,434

Financial Institutions – 0.7%
Banking – 0.1%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(l)		272	192,222
Series C 4.70%, 05/15/2028(l)		19	12,484
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(e)		115	107,821
7.00%, 01/15/2026(e)		53	48,221
CaixaBank SA 5.875%, 10/09/2027(e) (l)	EUR	200	190,292

			551,040

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(d) (e)	U.S.$	83	79,887
AG Issuer LLC 6.25%, 03/01/2028(e)		15	13,849
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(e)		122	123,603
Hightower Holding LLC 6.75%, 04/15/2029(e)		270	233,042
NFP Corp. 6.875%, 08/15/2028(e)		142	117,729
7.50%, 10/01/2030(e)		70	67,492

			635,602

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
Aircastle Ltd. 5.25%, 06/15/2026(e) (l)	U.S.$	97	$66,434
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(d) (e)		46	40,718
CNG Holdings, Inc. 12.50%, 06/15/2024(e)		93	78,407
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(e)		81	71,501
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		177	68,584
Enova International, Inc. 8.50%, 09/01/2024(e)		45	44,894
8.50%, 09/15/2025(d) (e)		161	154,969
GGAM Finance Ltd. 7.75%, 05/15/2026(e)		71	70,659
8.00%, 06/15/2028(e)		107	105,322
goeasy Ltd. 5.375%, 12/01/2024(e)		74	70,969
Navient Corp. 4.875%, 03/15/2028		45	37,304
SLM Corp. 3.125%, 11/02/2026		20	17,168
Synchrony Financial 7.25%, 02/02/2033		120	106,474

			933,403

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(d) (e)		242	202,999
7.00%, 11/15/2025(e)		35	33,160

			236,159

Other Finance – 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029(e)		87	73,494
Coinbase Global, Inc. 3.625%, 10/01/2031(e)		116	67,486
Curo SPV LLC 7.50%, 08/01/2028(c)		144	137,083
Intrum AB 3.00%, 09/15/2027(e)	EUR	100	76,961
4.875%, 08/15/2025(e)		100	93,272

			448,296

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)	U.S.$	153	122,310
5.75%, 05/15/2026(e)		51	45,136

	Principal Amount (000)		U.S. $ Value

Iron Mountain, Inc. 4.875%, 09/15/2027(e)	U.S.$	3	$2,808
4.875%, 09/15/2029(e)		69	61,680
5.00%, 07/15/2028(e)		53	48,595
5.25%, 03/15/2028(e)		124	116,088
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027(d)		33	27,123
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(e)		49	42,371

			466,111

			3,270,611

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(e)		28	25,108
NRG Energy, Inc. 3.875%, 02/15/2032(e)		158	122,848
10.25%, 03/15/2028(e) (l)		21	19,896
Vistra Corp. 7.00%, 12/15/2026(e) (l)		70	61,629
8.00%, 10/15/2026(e) (l)		78	72,912

			302,393

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		14	12,686
5.875%, 08/20/2026		11	10,234

			22,920

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)		60	58,221

			383,534

Total Corporates - Non-Investment Grade (cost $32,298,501)			28,250,579

GOVERNMENTS - TREASURIES – 4.8%
United States – 4.8%
U.S. Treasury Bonds 1.25%, 05/15/2050		14	7,827
U.S. Treasury Notes 0.625%, 08/15/2030(m)		2,130	1,723,627
1.25%, 05/31/2028(m)		4,020	3,557,700
1.625%, 08/15/2029(n)		2,556	2,264,456
1.875%, 02/15/2032		678	589,186
2.375%, 05/15/2029(m) (n)		1,524	1,411,896
2.625%, 05/31/2027(m)		4,890	4,660,686
2.875%, 05/15/2032(m)		1,342	1,262,485

	Principal Amount (000)		U.S. $ Value

3.00%, 07/31/2024(o)	U.S.$	1,232	$1,203,412
3.875%, 03/31/2025		215	212,548
3.875%, 04/30/2025		429	424,672
4.00%, 02/29/2028		576	581,321
4.125%, 10/31/2027		198	199,800
4.25%, 12/31/2024(o)		1,632	1,619,873
4.375%, 10/31/2024		1,150	1,142,633
4.50%, 11/30/2024		1,205	1,200,204

Total Governments - Treasuries (cost $23,629,360)			22,062,326

CORPORATES - INVESTMENT GRADE – 1.9%
Financial Institutions – 1.0%
Banking – 0.6%
AIB Group PLC 4.263%, 04/10/2025(e)		200	195,388
Ally Financial, Inc. 6.70%, 02/14/2033		35	30,774
8.00%, 11/01/2031		50	52,131
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		184	182,744
Banco Santander SA 4.175%, 03/24/2028		200	188,254
BNP Paribas SA 4.625%, 02/25/2031(e) (l)		283	201,091
Capital One Financial Corp. 5.817%, 02/01/2034		88	85,461
Citigroup, Inc. 3.875%, 02/18/2026(l)		50	41,708
9.341% (LIBOR 3 Month + 4.07%), 07/30/2023(l) (p)		148	147,893
Series V 4.70%, 01/30/2025(l)		47	40,734
Series Y 4.15%, 11/15/2026(l)		65	52,693
Credit Agricole SA 8.125%, 12/23/2025(e) (l)		400	401,576
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	141,834
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		31	30,656
Goldman Sachs Group, Inc. (The) Series P 8.211% (LIBOR 3 Month + 2.87%), 07/03/2023(l) (p)		62	60,519
HSBC Holdings PLC 6.00%, 09/29/2023(e) (l)	EUR	300	316,643
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	14	12,270
Truist Financial Corp. 1.95%, 06/05/2030		10	8,019
5.122%, 01/26/2034		45	42,988
Series Q 5.10%, 03/01/2030(l)		273	240,316

	Principal Amount (000)		U.S. $ Value

UBS Group AG 7.00%, 02/19/2025(e) (l)	U.S.$	400	$380,144
US Bancorp 4.839%, 02/01/2034		30	28,154

			2,881,990

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		49	47,231

Finance – 0.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		112	90,483
Aircastle Ltd. 2.85%, 01/26/2028(e)		15	12,819
4.25%, 06/15/2026		2	1,885
5.25%, 08/11/2025(e)		200	194,134
Aviation Capital Group LLC 1.95%, 01/30/2026(e)		4	3,567
3.50%, 11/01/2027(e)		25	22,321
4.125%, 08/01/2025(e)		39	36,681
4.875%, 10/01/2025(e)		30	28,853
5.50%, 12/15/2024(e)		67	65,707
Huarong Finance II Co., Ltd. 5.50%, 01/16/2025(e)		200	185,725

			642,175

Insurance – 0.2%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(e)		271	279,319
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		254	265,753
MetLife, Inc. 6.40%, 12/15/2036		5	4,947
Prudential Financial, Inc. 5.20%, 03/15/2044		44	42,897
5.625%, 06/15/2043		126	125,863
			718,779

REITs – 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	19,453
Trust Fibra Uno 4.869%, 01/15/2030(e)		200	168,500
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(e)		90	89,350
5.75%, 02/01/2027(e)		108	106,545

			383,848

			4,674,023

	Principal Amount (000)		U.S. $ Value

Industrial – 0.8%
Basic – 0.1%
ArcelorMittal SA 6.75%, 03/01/2041(i)	U.S.$	54	$54,112
Arconic Corp. 6.00%, 05/15/2025(e)		54	54,473
Celanese US Holdings LLC 6.05%, 03/15/2025		33	33,140
CF Industries, Inc. 4.95%, 06/01/2043		3	2,507
Glencore Funding LLC 5.70%, 05/08/2033(e)		72	71,287
Industrias Penoles SAB de CV 5.65%, 09/12/2049(e)		201	179,895
Olin Corp. 5.00%, 02/01/2030		10	9,151

			404,565

Capital Goods – 0.0%
General Electric Co. Series D 8.196% (LIBOR 3 Month + 3.33%), 09/15/2023(l) (p)		57	56,901
Regal Rexnord Corp. 6.30%, 02/15/2030(e)		19	18,978
6.40%, 04/15/2033(e)		22	21,751

			97,630

Communications - Media – 0.1%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		139	122,513
Netflix, Inc. 5.875%, 11/15/2028		168	174,423
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		5	4,683
4.279%, 03/15/2032		8	6,993

			308,612

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	51,241

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 6.25%, 10/02/2043		17	16,058
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		39	34,870
Lear Corp. 4.25%, 05/15/2029		3	2,829

	Principal Amount (000)		U.S. $ Value

Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(e)	U.S.$	12	$10,138
2.75%, 03/09/2028(e)		144	117,356

			181,251

Consumer Cyclical - Entertainment – 0.0%
Mattel, Inc. 5.875%, 12/15/2027(e)		15	14,616

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026		6	5,550
MDC Holdings, Inc. 6.00%, 01/15/2043		195	171,189
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		200	159,738

			336,477

Consumer Cyclical - Retailers – 0.0%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(d) (e)		24	20,802
5.875%, 04/01/2029(d) (e)		10	8,841
6.125%, 03/15/2032(d) (e)		21	17,851

			47,494

Consumer Non-Cyclical – 0.0%
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(e)		10	9,114

Energy – 0.2%
Antero Resources Corp. 7.625%, 02/01/2029(e)		15	15,268
Apache Corp. 4.25%, 01/15/2030(d)		50	44,880
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)		82	78,080
Ecopetrol SA 4.625%, 11/02/2031		46	34,730
5.875%, 11/02/2051		39	24,666
6.875%, 04/29/2030		93	82,828
8.875%, 01/13/2033		31	30,158
Energy Transfer LP 6.125%, 12/15/2045		135	125,892
EnLink Midstream LLC 5.625%, 01/15/2028(e)		74	71,291
EnLink Midstream Partners LP 4.15%, 06/01/2025		72	69,800
5.05%, 04/01/2045		49	37,934
5.45%, 06/01/2047		39	31,294
5.60%, 04/01/2044		10	8,028
Occidental Petroleum Corp. 5.50%, 12/01/2025		12	11,944
5.875%, 09/01/2025		22	21,997

	Principal Amount (000)		U.S. $ Value

6.125%, 01/01/2031	U.S.$	15	$15,243
8.50%, 07/15/2027		26	28,478
8.875%, 07/15/2030		26	29,875
Western Midstream Operating LP 3.95%, 06/01/2025		18	17,312
4.30%, 02/01/2030(i)		48	42,814
4.50%, 03/01/2028		56	52,727
4.75%, 08/15/2028		29	27,427
5.45%, 04/01/2044		19	15,939

			918,605

Other Industrial – 0.0%
LKQ Corp. 5.75%, 06/15/2028(e)		92	91,594
6.25%, 06/15/2033(e)		80	80,606

			172,200

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025(d)		250	240,375
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		6	5,795
Lenovo Group Ltd. 6.536%, 07/27/2032(e)		200	201,236
Microchip Technology, Inc. 4.25%, 09/01/2025		58	56,485
Western Digital Corp. 2.85%, 02/01/2029		13	10,503
4.75%, 02/15/2026		10	9,531

			523,925

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		67	64,638
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(e)		301	300,397

			365,035

			3,430,765

Utility – 0.1%
Electric – 0.1%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(e)		200	197,600
NRG Energy, Inc. 7.00%, 03/15/2033(e)		58	58,530

			256,130

	Principal Amount (000)		U.S. $ Value

Industrials – 0.0%
Energy – 0.0%
KazMunayGas National Co. JSC(e)	U.S.$	200	$180,662

Total Corporates - Investment Grade (cost $8,967,454)			8,541,580

	Shares

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%(q)
Health Care Select Sector SPDR Fund		35,391	4,524,032
iShares Russell 2000 ETF(d)		591	102,698

Total Investment Companies (cost $4,639,729)			4,626,730

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.8%
Angola – 0.0%
Angolan Government International Bond 9.375%, 05/08/2048(e)	U.S.$	200	152,850

Argentina – 0.0%
Argentine Republic Government International Bond 0.50%, 07/09/2030(i)		307	80,234
1.00%, 07/09/2029		96	24,316
1.50%, 07/09/2035(i)		50	11,658
3.50%, 07/09/2041(i)		52	13,244

			129,452

Bahrain – 0.1%
Bahrain Government International Bond 7.375%, 05/14/2030(e)		200	201,413
7.00%, 10/12/2028(e)		200	202,037

			403,450

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 04/20/2027(e)		425	441,814

Ecuador – 0.0%
Ecuador Government International Bond 2.50%, 07/31/2035(e) (i)		457	155,525

El Salvador – 0.0%
El Salvador Government International Bond 7.625%, 02/01/2041(e)		334	169,171

	Principal Amount (000)		U.S. $ Value

Gabon – 0.0%
Gabon Government International Bond 6.625%, 02/06/2031(e)	U.S.$	200	$156,225

Ivory Coast – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	471	380,515
5.875%, 10/17/2031(e)		135	117,543
5.125%, 06/15/2025(e)		152	159,355

			657,413

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (e) (k)	U.S.$	45	2,588
6.85%, 03/23/2027(a) (e) (k)		46	2,639
Series G 6.60%, 11/27/2026(a) (e) (k)		189	10,844

			16,071

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(e)		200	160,975
7.625%, 11/28/2047(e)		200	130,912

			291,887

Oman – 0.1%
Oman Government International Bond 6.25%, 01/25/2031(e)		213	215,569

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(e)		365	289,559

South Africa – 0.1%
Republic of South Africa Government International Bond 5.875%, 09/16/2025		300	296,025

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2029(e) (i)		188	35,873
7.75%, 09/01/2025(e) (i)		100	20,425
7.75%, 09/01/2026(e) (i)		285	52,867

			109,165

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (k)		815	68,053

Total Emerging Markets - Sovereigns (cost $5,380,287)			3,552,229

	Principal Amount (000)			U.S. $ Value

BANK LOANS – 0.7%
Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(r)	U.S.$	20		$19,700

Insurance – 0.1%
Asurion, LLC 9.503% (SOFR 1 Month + 4.25%), 08/19/2028(r)		140		128,625
Hub International Limited 8.398% (LIBOR 1 Month + 3.25%), 04/25/2025(r)		120		119,329
8.414% (LIBOR 2 Month + 3.25%), 04/25/2025(r)		0	**	306

				248,260

				267,960

Industrial – 0.6%
Capital Goods – 0.0%
ACProducts Holdings, Inc. 9.409% (LIBOR 3 Month + 4.25%), 05/17/2028(r)		180		145,886
Chariot Buyer LLC 8.503% (SOFR 1 Month + 3.25%), 11/03/2028(r)		20		18,692

				164,578

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 9.719% (LIBOR 3 Month + 4.50%), 10/28/2027(r)		147		131,115
Clear Channel Outdoor Holdings, Inc. 8.768% (SOFR 1 Month + 3.50%), 08/21/2026(r)		0	**	83
8.807% (SOFR 3 Month + 3.50%), 08/21/2026(r)		34		31,866
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.154% (LIBOR 1 Month + 3.00%), 05/01/2026(r)		35		27,673
Univision Communications, Inc. 7.904% (LIBOR 1 Month + 2.75%), 03/15/2024(r)		18		18,161

				208,898

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 10.275% (SOFR 1 Month + 5.00%), 04/27/2027(r)		128		127,137

	Principal Amount (000)		U.S. $ Value

Proofpoint, Inc. 11.404% (LIBOR 1 Month + 6.25%), 08/31/2029(c) (r)	U.S.$	230	$220,800
Zacapa SARL 8.898% (SOFR 3 Month + 4.00%), 03/22/2029(r)		195	186,784

			534,721

Consumer Cyclical - Automotive – 0.0%
Garrett Motion SARL 0.000%, 04/30/2028(c) (s)		100	95,000

Consumer Cyclical - Other – 0.0%
Caesars Entertainment, Inc. 8.503% (SOFR 1 Month + 3.25%), 02/06/2030(r)		50	49,524

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group, LLC 8.904% (LIBOR 1 Month + 3.75%), 03/06/2028(r)		51	49,197
Restoration Hardware, Inc. 8.503% (SOFR 1 Month + 3.25%), 10/20/2028(r)		10	8,746

			57,943

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 8.904% (LIBOR 1 Month + 3.75%), 12/22/2026(r)		78	74,765
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.023% (LIBOR 3 Month + 3.75%), 11/16/2025(r)		96	83,745
PetSmart LLC 9.003% (SOFR 1 Month + 3.75%), 02/11/2028(r)		197	193,405
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.503% (SOFR 1 Month + 5.25%), 12/15/2027(r)		167	155,924

			507,839

Energy – 0.1%
GIP II Blue Holding, L.P. 9.659% (LIBOR 3 Month + 4.50%), 09/29/2028(r)		96	95,750
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(r)		114	110,848

			206,598

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
American Tire Distributors, Inc. 11.488% (SOFR 3 Month + 6.25%), 10/20/2028(r)	U.S.$	94	$78,693
Dealer Tire Financial, LLC 9.653% (SOFR 1 Month + 4.50%), 12/14/2027(r)		39	38,317
Rockwood Service Corporation 9.154% (LIBOR 1 Month + 4.00%), 01/23/2027(r)		9	8,997

			126,007

Services – 0.0%
Verscend Holding Corp. 9.154% (LIBOR 1 Month + 4.00%), 08/27/2025(r)		87	86,805

Technology – 0.2%
Amentum Government Services Holdings LLC 9.025% (LIBOR 1 Month + 4.00%), 01/29/2027(c) (r)		26	24,192
9.268% (SOFR 1 Month + 4.00%), 01/29/2027(r)		13	12,179
Ascend Learning, LLC 11.003% (SOFR 1 Month + 5.75%), 12/10/2029(r)		60	51,200
Banff Guarantor, Inc. 10.654% (LIBOR 1 Month + 5.50%), 02/27/2026(r)		40	38,520
Boxer Parent Co., Inc. 8.904% (LIBOR 1 Month + 3.75%), 10/02/2025(r)		161	158,836
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(r)		175	158,856
FINThrive Software Intermediate Holdings, Inc. 11.904% (LIBOR 1 Month + 6.75%), 12/17/2029(c) (r)		40	23,200
Loyalty Ventures, Inc. 11.250% (PRIME 3 Month + 3.50%), 11/03/2027(a) (k) (r)		144	13,495
Peraton Corp. 9.003% (SOFR 1 Month + 3.75%), 02/01/2028(r)		64	60,638
Presidio Holdings, Inc. 8.645% (SOFR 3 Month + 3.50%), 01/22/2027(r)		40	40,027
8.753% (SOFR 1 Month + 3.50%), 01/22/2027(r)		2	1,561
Veritas US, Inc. 10.153% (LIBOR 1 Month + 5.00%), 09/01/2025(r)		219	164,560

			747,264

			2,785,177

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 8.904% (LIBOR 1 Month + 3.75%), 11/09/2026(r)	U.S.$	192	$182,040

Total Bank Loans (cost $3,589,040)			3,235,177

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.6%
Basic – 0.3%
Braskem Idesa SAPI 7.45%, 11/15/2029(e)		200	149,750
CSN Inova Ventures 6.75%, 01/28/2028(e)		219	201,945
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		46	41,285
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(e)		250	246,300
Sasol Financing USA LLC 8.75%, 05/03/2029(e)		200	191,200
Stillwater Mining Co. 4.50%, 11/16/2029(e)		200	158,038
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(e)		201	182,910
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		40	26,645

			1,198,073

Capital Goods – 0.0%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	86,248
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)		127	341

			86,589

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		200	172,040
Digicel Group Holdings Ltd. 7.00%, 06/16/2023(g) (h) (l)		10	1,079

			173,119

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200	159,350
Wynn Macau Ltd. 5.50%, 10/01/2027(e)		214	185,688

			345,038

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(e)	U.S.$	210	$187,162
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(e)		33	30,655
MARB BondCo PLC 3.95%, 01/29/2031(e)		200	144,500
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		200	183,350
5.125%, 05/09/2029		200	178,708
Tonon Luxembourg SA 6.50%, 10/31/2024(a) (b) (h) (k)		5	1
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (b) (c) (f) (h)		434	43

			724,419

Energy – 0.0%
Leviathan Bond Ltd. 5.75%, 06/30/2023(e)		8	7,874
6.50%, 06/30/2027(e)		109	103,263

			111,137

Technology – 0.0%
CA Magnum Holdings 5.375%, 10/31/2026(e)		200	173,288

			2,811,663

Utility – 0.1%
Electric – 0.1%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		270	252,450
Terraform Global Operating LP 6.125%, 03/01/2026(h)		12	11,626

			264,076

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(e) (g) (i)		121	4,925

Total Emerging Markets - Corporate Bonds (cost $3,602,464)			3,080,664

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.6%
CLO - Floating Rate – 0.6%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(e) (p)	U.S.$	270	$254,962
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.562% (LIBOR 3 Month + 6.30%), 07/18/2030(e) (p)		250	208,503
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(e) (p)		250	236,400
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.449% (SOFR + 6.40%), 04/20/2035(e) (p)		250	223,527
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.25% (LIBOR 3 Month + 6.00%), 01/20/2034(e) (p)		150	141,143
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.60% (LIBOR 3 Month + 6.35%), 01/20/2035(e) (p)		250	235,845
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.373% (LIBOR 3 Month + 3.10%), 01/24/2033(e) (p)		263	240,818
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.51% (LIBOR 3 Month + 6.25%), 04/15/2034(e) (p)		250	231,578
Regatta XIX Funding Ltd. Series 2022-1A, Class E 11.929% (SOFR + 6.88%), 04/20/2035(e) (p)		250	228,685
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 10/15/2029(e) (p)		306	284,499
Trimaran Cavu Ltd. Series 2019-1A, Class E 12.29% (LIBOR 3 Month + 7.04%), 07/20/2032(e) (p)		250	213,067
Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(e) (p)		109	96,235

Total Collateralized Loan Obligations (cost $2,840,496)			2,595,262

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.088% (LIBOR 1 Month + 1.95%), 07/25/2029(e) (p)	U.S.$	135	$135,555
Eagle Re Ltd. Series 2018-1, Class M2 8.138% (LIBOR 1 Month + 3.00%), 11/25/2028(e) (p)		150	151,149
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class B 13.938% (LIBOR 1 Month + 8.80%), 03/25/2028(p)		789	814,896
Series 2016-HQA3, Class M3 8.988% (LIBOR 1 Month + 3.85%), 03/25/2029(p)		205	213,194
Series 2020-DNA1, Class M2 6.838% (LIBOR 1 Month + 1.70%), 01/25/2050(e) (p)		53	52,542
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 10.688% (LIBOR 1 Month + 5.55%), 04/25/2028(p)		96	99,735
Series 2016-C01, Class 2M2 12.088% (LIBOR 1 Month + 6.95%), 08/25/2028(p)		45	47,216
Series 2016-C04, Class 1B 15.388% (LIBOR 1 Month + 10.25%), 01/25/2029(p)		196	213,614
Traingle Re Ltd. Series 2020-1, Class M2 10.738% (LIBOR 1 Month + 5.60%), 10/25/2030(e) (p)		32	32,260

			1,760,161

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.765%, 05/28/2035		80	73,448

Total Collateralized Mortgage Obligations (cost $1,868,949)			1,833,609

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.49%, 01/23/2027		51	43,917
6.50%, 01/23/2029		41	33,346
6.70%, 02/16/2032		38	28,339
6.75%, 09/21/2047		182	109,453

			215,055

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(h) (i)	U.S.$	324	$53,116

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(e)		220	208,766

Total Quasi-Sovereigns (cost $780,079)			476,937

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		200	116,413
5.625%, 02/26/2044		200	144,162

			260,575

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		238	197,733

Total Governments - Sovereign Bonds (cost $492,120)			458,308

	Shares

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Automobile Components – 0.1%
Energy Technology 0.00%(a) (b) (c)		117	102,375

Energy Equipment & Services – 0.0%
Gulfport Energy Corp. 10.00%(a) (c)		10	62,000

Trading Companies & Distributors – 0.0%
WESCO International, Inc. Series A 10.625%		3,350	89,680

			254,055

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190	20,230

Total Preferred Stocks (cost $192,553)			274,285

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 8.25% (LIBOR 1 Month + 3.12%), 12/19/2030(e) (p)	U.S.$	100	$97,484
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.357% (LIBOR 1 Month + 5.00%), 05/15/2036(e) (p)		39	33,517

			131,001

Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.48%, 07/10/2047(e)		35	30,005
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.055%, 01/10/2047(e)		28	7,758

			37,763

Total Commercial Mortgage-Backed Securities (cost $193,188)			168,764

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(c) (cost $356,756)		23,770	14,574

	Shares

WARRANTS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Athabasca Oil Corp., expiring 11/01/2026(a) (c)		121	182

Diversified – 0.0%
Special Purpose Acquisition Company – 0.0%
CWT Travel Holdings, Inc., A-CW26, expiring 11/01/2026(a) (b) (c)		1,052	0
CWT Travel Holdings, Inc., B-CW28, expiring 11/01/2028(a) (b) (c)		1,108	0

			0

Total Warrants (cost $0)			182

	Principal Amount (000)			U.S. $ Value

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $80)	U.S.$	0	**	$75

	Shares

SHORT-TERM INVESTMENTS – 26.5%
Investment Companies – 26.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(q) (t) (u) (cost $119,747,771)		119,747,771		119,747,771

	Principal Amount (000)

U.S. Treasury Bills – 0.2%
United States – 0.2%
U.S. Treasury Bill (cost $1,080,595)	U.S.$	1,100		1,078,563

Total Investments – 98.7% (cost $429,482,002)(v)				449,307,481
Other assets less liabilities – 1.3%				5,694,790

Net Assets – 100.0%				$455,002,271

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	70	June 2023	$5,459,806	$(84,153)
10 Yr Canadian Bond Futures	13	June 2023	1,173,687	(20,750)
10 Yr Canadian Bond Futures	104	September 2023	9,474,534	3,666
10 Yr Japan Bond (OSE) Futures	21	June 2023	22,397,990	479,965
Euro Buxl 30 Yr Bond Futures	40	June 2023	5,930,259	257,350
Euro STOXX 50 Index Futures	167	June 2023	7,527,612	(40,879)
Euro-BOBL Futures	40	June 2023	5,051,195	123,950
Euro-Bund Futures	66	June 2023	9,597,976	293,706
Euro-Schatz Futures	56	June 2023	6,322,246	54,694
FTSE 100 Index Futures	36	June 2023	3,337,169	(170,430)
FTSE China A50 Futures	210	June 2023	2,574,810	(62,783)
FTSE Taiwan Index Futures	67	June 2023	3,806,270	76,754
Hang Seng Index Futures	33	June 2023	3,835,029	(94,783)
Long Gilt Futures	137	September 2023	16,495,060	83,170
MSCI Emerging Markets Futures	397	June 2023	18,992,480	(18,734)
S&P 500 E-Mini Futures	9	June 2023	1,885,725	7,751
SPI 200 Futures	14	June 2023	1,616,368	(53,210)
TOPIX Index Futures	38	June 2023	5,798,529	104,511
U.S. Long Bond (CBT) Futures	11	September 2023	1,411,781	27,624

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	57	September 2023	$11,732,203	$(25,010)
U.S. T-Note 5 Yr (CBT) Futures	204	September 2023	22,251,938	(25,761)
U.S. T-Note 10 Yr (CBT) Futures	272	September 2023	31,135,500	74,338
U.S. Ultra Bond (CBT) Futures	218	September 2023	29,838,750	692,695
Sold Contracts
10 Yr Australian Bond Futures	13	June 2023	1,013,964	1,127
10 Yr Canadian Bond Futures	11	June 2023	993,120	8,548
10 Yr Canadian Bond Futures	22	September 2023	2,004,228	(845)
10 Yr Mini Japan Government Bond Futures	112	June 2023	11,946,399	(110,561)
Euro Buxl 30 Yr Bond Futures	12	June 2023	1,779,078	(76,460)
Euro STOXX 50 Index Futures	48	June 2023	2,163,625	81,329
Euro-Bund Futures	13	June 2023	1,890,510	(28,516)
FTSE 100 Index Futures	5	June 2023	463,496	10,940
FTSE KLCI Futures	103	June 2023	1,549,854	13,329
FTSE/JSE Top 40 Futures	36	June 2023	1,281,842	51,247
Long Gilt Futures	21	September 2023	2,528,440	(15,125)
MSCI Emerging Markets Futures	7	June 2023	334,880	4,474
MSCI Singapore IX ETS Futures	289	June 2023	6,076,843	140,610
S&P 500 E-Mini Futures	90	June 2023	18,857,250	(1,246,896)
S&P TSX 60 Index Futures	2	June 2023	346,696	19,040
SGX Nifty 50 Futures	31	June 2023	1,157,168	(17,055)
SPI 200 Futures	13	June 2023	1,500,914	16,174
TOPIX Index Futures	1	June 2023	152,593	(7,120)
U.S. 10 Yr Ultra Futures	11	September 2023	1,324,984	(15,625)
U.S. T-Note 2 Yr (CBT) Futures	50	September 2023	10,291,406	18,436
U.S. T-Note 5 Yr (CBT) Futures	28	September 2023	3,054,188	2,894
U.S. T-Note 10 Yr (CBT) Futures	113	September 2023	12,934,969	(36,639)
U.S. Ultra Bond (CBT) Futures	30	September 2023	4,106,250	(96,844)
WIG 20 Index Futures	183	June 2023	1,646,274	(111,881)

				$288,262

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	4,532	USD	910	06/02/2023	$16,645
Bank of America, NA	BRL	7,737	USD	1,518	06/02/2023	(6,764)
Bank of America, NA	USD	889	BRL	4,532	06/02/2023	3,962
Bank of America, NA	USD	1,545	BRL	7,737	06/02/2023	(20,084)
Bank of America, NA	CAD	897	USD	666	06/09/2023	4,856
Bank of America, NA	TWD	35,472	USD	1,159	06/15/2023	4,358
Bank of America, NA	USD	5,675	JPY	754,307	06/15/2023	(250,717)
Bank of America, NA	USD	1,539	TWD	46,595	06/15/2023	(21,550)
Bank of America, NA	DKK	6,810	USD	1,003	06/21/2023	23,798
Bank of America, NA	SEK	8,593	USD	837	06/21/2023	44,028
Bank of America, NA	INR	73,601	USD	890	06/22/2023	103
Bank of America, NA	INR	72,543	USD	875	06/22/2023	(2,013)
Bank of America, NA	USD	150	INR	12,279	06/22/2023	(1,612)
Bank of America, NA	USD	1,122	NZD	1,807	06/22/2023	(33,850)
Bank of America, NA	ZAR	18,619	USD	964	06/22/2023	21,319
Bank of America, NA	BRL	14,127	USD	2,787	07/05/2023	16,824
Bank of America, NA	CNH	4,755	USD	681	07/07/2023	10,547
Bank of America, NA	USD	643	CNH	4,513	07/07/2023	(6,466)
Bank of America, NA	IDR	10,023,091	USD	682	07/12/2023	13,555
Bank of America, NA	USD	1,889	IDR	28,083,898	07/12/2023	(16,789)
Bank of America, NA	PEN	23,663	USD	6,414	07/13/2023	(9,694)
Bank of America, NA	USD	2,031	PEN	7,451	07/13/2023	(7,958)
Bank of America, NA	CZK	64,484	USD	3,023	07/20/2023	123,188
Bank of America, NA	USD	4,046	HUF	1,408,784	07/20/2023	(35,243)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	874	USD	1,089	07/21/2023	$636
Bank of America, NA	USD	2,752	GBP	2,209	07/21/2023	(1,607)
Bank of America, NA	KRW	2,534,069	USD	1,915	07/27/2023	(6,550)
Barclays Bank PLC	USD	657	CAD	879	06/09/2023	(8,994)
Barclays Bank PLC	AUD	3,282	USD	2,201	06/15/2023	65,285
Barclays Bank PLC	USD	1,447	AUD	2,177	06/15/2023	(30,395)
Barclays Bank PLC	USD	2,293	SEK	24,156	06/21/2023	(64,992)
Barclays Bank PLC	MYR	15,486	USD	3,441	06/22/2023	82,379
Barclays Bank PLC	USD	2,347	INR	193,652	06/22/2023	(6,936)
Barclays Bank PLC	USD	627	MYR	2,878	06/22/2023	(2,538)
Barclays Bank PLC	USD	2,288	NZD	3,686	06/23/2023	(68,541)
Barclays Bank PLC	PLN	7,274	USD	1,741	07/20/2023	28,220
Barclays Bank PLC	USD	798	PHP	45,001	07/27/2023	(165)
Barclays Bank PLC	EUR	1,914	USD	2,108	07/31/2023	55,101
Deutsche Bank AG	TWD	68,838	USD	2,238	06/15/2023	(3,871)
Deutsche Bank AG	USD	1,014	ZAR	18,619	06/22/2023	(71,757)
Deutsche Bank AG	USD	1,468	CNH	10,381	07/07/2023	(4,761)
Deutsche Bank AG	IDR	12,639,074	USD	844	07/12/2023	1,202
Deutsche Bank AG	PEN	2,074	USD	559	07/13/2023	(3,655)
Deutsche Bank AG	USD	1,250	CLP	1,010,657	07/13/2023	(8,879)
Deutsche Bank AG	USD	826	COP	3,795,296	07/13/2023	18,295
Deutsche Bank AG	USD	542	COP	2,421,421	07/13/2023	(3,671)
Deutsche Bank AG	USD	1,267	MXN	22,459	07/13/2023	(7,903)
Deutsche Bank AG	USD	588	CZK	13,021	07/20/2023	(2,140)
Deutsche Bank AG	PHP	146,024	USD	2,636	07/27/2023	47,707
Deutsche Bank AG	USD	975	PHP	54,031	07/27/2023	(17,133)
Deutsche Bank AG	USD	2,953	EUR	2,706	07/31/2023	(50,450)
Goldman Sachs Bank USA	CAD	7,428	USD	5,516	06/09/2023	43,613
Goldman Sachs Bank USA	CAD	3,267	USD	2,395	06/09/2023	(11,664)
Goldman Sachs Bank USA	USD	5,459	CAD	7,446	06/09/2023	26,583
Goldman Sachs Bank USA	USD	2,363	INR	195,177	06/22/2023	(4,642)
Goldman Sachs Bank USA	EUR	890	USD	979	07/31/2023	24,997
JPMorgan Chase Bank, NA	BRL	3,205	USD	649	06/02/2023	17,244
JPMorgan Chase Bank, NA	USD	629	BRL	3,205	06/02/2023	2,802
JPMorgan Chase Bank, NA	USD	1,718	CAD	2,324	06/09/2023	(5,726)
JPMorgan Chase Bank, NA	AUD	1,053	USD	700	06/15/2023	14,738
JPMorgan Chase Bank, NA	TWD	29,226	USD	967	06/15/2023	14,913
JPMorgan Chase Bank, NA	USD	3,296	TWD	100,869	06/15/2023	(11,739)
JPMorgan Chase Bank, NA	USD	1,101	INR	91,114	06/22/2023	139
JPMorgan Chase Bank, NA	HUF	454,634	USD	1,299	07/20/2023	4,659
JPMorgan Chase Bank, NA	USD	835	PHP	46,992	07/27/2023	(1,800)
Morgan Stanley Capital Services, Inc.	USD	2,461	AUD	3,688	06/15/2023	(60,889)
Morgan Stanley Capital Services, Inc.	NOK	67,571	USD	6,375	06/21/2023	281,959
Morgan Stanley Capital Services, Inc.	SEK	14,251	USD	1,388	06/21/2023	72,992
Morgan Stanley Capital Services, Inc.	USD	3,146	SEK	32,687	06/21/2023	(131,033)
Morgan Stanley Capital Services, Inc.	MYR	6,671	USD	1,500	06/22/2023	53,399
Morgan Stanley Capital Services, Inc.	USD	450	INR	36,836	06/22/2023	(4,480)
Morgan Stanley Capital Services, Inc.	CNH	37,726	USD	5,506	07/07/2023	189,095
Morgan Stanley Capital Services, Inc.	IDR	24,021,286	USD	1,617	07/12/2023	16,407
Morgan Stanley Capital Services, Inc.	USD	5,306	IDR	79,909,599	07/12/2023	20,026

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CLP	2,110,973	USD	2,657	07/13/2023	$65,523
Morgan Stanley Capital Services, Inc.	USD	2,273	COP	10,485,293	07/13/2023	59,545
Morgan Stanley Capital Services, Inc.	USD	3,889	MXN	70,662	07/13/2023	71,814
Morgan Stanley Capital Services, Inc.	CZK	27,958	USD	1,275	07/20/2023	18,227
Morgan Stanley Capital Services, Inc.	HUF	209,560	USD	605	07/20/2023	8,800
Morgan Stanley Capital Services, Inc.	USD	2,009	PLN	8,433	07/20/2023	(23,051)
Morgan Stanley Capital Services, Inc.	CHF	5,217	USD	5,846	07/21/2023	86,193
State Street Bank & Trust Co.	CAD	358	USD	265	06/09/2023	1,577
State Street Bank & Trust Co.	CAD	269	USD	197	06/09/2023	(674)
State Street Bank & Trust Co.	USD	293	CAD	399	06/09/2023	1,284
State Street Bank & Trust Co.	DKK	472	USD	70	06/21/2023	1,885
State Street Bank & Trust Co.	DKK	702	USD	101	06/21/2023	(242)
State Street Bank & Trust Co.	THB	184,076	USD	5,417	07/13/2023	105,833
State Street Bank & Trust Co.	USD	1,885	THB	63,647	07/13/2023	(48,668)
State Street Bank & Trust Co.	USD	468	PLN	1,957	07/20/2023	(7,372)
State Street Bank & Trust Co.	USD	102	GBP	82	07/21/2023	45
State Street Bank & Trust Co.	USD	587	EUR	535	07/31/2023	(13,848)

						$682,794

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	$36,072	$—	$36,072
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	120,153	—	120,153
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	127,549	—	127,549
NOK	5,456	01/20/2033	6 Month NIBOR	2.843%	Semi-Annual/ Annual	(27,694)	—	(27,694)
CHF	546	01/20/2033	1 Day SARON	1.503%	Annual	(14,464)	—	(14,464)
CHF	509	02/01/2033	1 Day SARON	1.716%	Annual	(2,615)	—	(2,615)
SEK	5,329	03/13/2033	3.148%	3 Month STIBOR	Annual/ Quarterly	(9,256)	—	(9,256)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NOK	8,599	03/30/2033	6 Month NIBOR	3.081%	Semi-Annual/ Annual	$(27,382)	$—	$(27,382)
SEK	7,264	04/12/2033	2.727%	3 Month STIBOR	Annual/ Quarterly	11,504	—	11,504
NOK	6,017	05/04/2033	6 Month NIBOR	3.316%	Semi-Annual/ Annual	(8,116)	—	(8,116)
CHF	1,021	05/04/2033	1 Day SARON	1.945%	Annual	16,249	—	16,249
SEK	5,188	05/09/2033	2.835%	3 Month STIBOR	Annual/ Quarterly	3,596	—	3,596
NOK	12,752	05/24/2033	6 Month NIBOR	3.502%	Semi-Annual/ Annual	773	—	773
CHF	720	05/24/2033	1 Day SARON	1.928%	Annual	9,936	—	9,936

						$236,305	$—	$236,305

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EMS Series 38, 5 Year Index, 12/20/2027*	1.00%	Quarterly	2.41%	USD	2,400	$128,040	$120,739	$7,301
CDX-EMS Series 39, 5 Year Index, 06/20/2028*	1.00	Quarterly	2.47	USD	940	57,111	59,133	(2,022)
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.58	USD	4,316	(110,644)	(95,493)	(15,151)
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.73	USD	1,500	(31,200)	(8,943)	(22,257)
iTraxx Xover Series 38, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.00	EUR	1,130	(57,574)	(37,127)	(20,447)
Sale Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00	Quarterly	4.58	USD	4,802	122,246	95,557	26,689
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.73	USD	12,834	264,354	99,567	164,787
iTraxx Xover Series 39, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.33	EUR	2,261	88,629	1,955	86,674
Republic of South Africa, 5.875%, 09/16/2025, 06/20/2028*	1.00%	Quarterly	3.15%	USD	300	(26,890)	(24,044)	(2,846)

						$434,072	$211,344	$222,728

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	543	$112,605	$85,660	$26,945
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,554	(530,074)	(232,465)	(297,609)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.87	USD	50	1,642	357	1,285

						$(415,827)	$(146,448)	$(269,379)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	SOFR plus 0.00%	Maturity	USD	83,459	08/01/2023	$(1,218,604)
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	EURIBOR	Maturity	EUR	528	09/20/2023	16,360
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	52	07/15/2025	492
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	63	07/15/2025	453
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	59	07/15/2025	421

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	54	07/15/2025	$389
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	41	07/15/2025	356
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	46	07/15/2025	356
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	40	07/15/2025	348
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	38	07/15/2025	272
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	25	07/15/2025	265
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	32	07/15/2025	250
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	22	07/15/2025	248
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	23	07/15/2025	245
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	22	07/15/2025	218
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	23	07/15/2025	199
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	9	07/15/2025	196
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	21	07/15/2025	177
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	28	07/15/2025	172
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	17	07/15/2025	141
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	15	07/15/2025	122
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	17	07/15/2025	121
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	16	07/15/2025	117
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	12	07/15/2025	91
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	8	07/15/2025	77
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	9	07/15/2025	72
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	7	07/15/2025	57
Mediclinic International PLC	SONIA plus 0.35%	Maturity	GBP	2	07/15/2025	26
Merrill Lynch International Bloomberg Commodity Index	0.00%	Maturity	USD	30,300	06/15/2023	(1,311,796)
Morgan Stanley Capital Services LLC
KOSPI 200 Futures	0.00%	Maturity	KRW	1,017,000	06/08/2023	63,527
KOSPI 200 Futures	0.00%	Maturity	KRW	1,017,000	06/08/2023	5,087
Swiss Market Index Futures	0.00%	Maturity	CHF	449	06/16/2023	(10,135)
Pay Total Return on Reference Obligation
Goldman Sachs International
Extra Space Storage, Inc.	SOFR minus 0.25%	Maturity	USD	312	07/15/2025	20,632
Extra Space Storage, Inc.	SOFR minus 0.31%	Maturity	USD	152	07/15/2025	10,612
Extra Space Storage, Inc.	SOFR minus 0.25%	Maturity	USD	72	07/15/2025	7,531
Extra Space Storage, Inc.	SOFR minus 0.31%	Maturity	USD	172	07/15/2025	7,365

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Extra Space Storage, Inc.	SOFR minus 0.29%	Maturity	USD	43		07/15/2025	$4,777
Extra Space Storage, Inc.	SOFR minus 0.32%	Maturity	USD	44		07/15/2025	4,158
Extra Space Storage, Inc.	SOFR minus 0.31%	Maturity	USD	33		07/15/2025	2,880
Extra Space Storage, Inc.	SOFR minus 0.31%	Maturity	USD	11		07/15/2025	890
Extra Space Storage, Inc.	SOFR minus 0.31%	Maturity	USD	2		07/15/2025	302
Extra Space Storage, Inc.	SOFR minus 0.28%	Maturity	USD	1		07/15/2025	126
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	148		07/15/2025	7,718
Option Care Health, Inc.	SOFR minus 0.56%	Maturity	USD	67		07/15/2025	3,774
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	92		07/15/2025	1,898
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	7		07/15/2025	34
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	31		07/15/2025	22
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	29		07/15/2025	3
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	0	****	07/15/2025	2
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	3		07/15/2025	1
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	2		07/15/2025	(1)
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	6		07/15/2025	(9)
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	36		07/15/2025	(88)
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	69		07/15/2025	(149)
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	9		07/15/2025	(261)
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	36		07/15/2025	(368)
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	147		07/15/2025	(856)
Option Care Health, Inc.	SOFR minus 0.31%	Maturity	USD	80		07/15/2025	(1,636)
Option Care Health, Inc.	SOFR minus 0.32%	Maturity	USD	73		07/15/2025	(2,180)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	20		08/14/2023	$9,922
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	11		08/14/2023	5,242
rovident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	26		08/14/2023	4,308
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	17		08/14/2023	3,430
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	11		08/14/2023	2,551
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	5		08/14/2023	2,318
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	8		08/14/2023	1,561
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2		08/14/2023	1,170
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	3		08/14/2023	1,163
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	4		08/14/2023	949
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2		08/14/2023	795
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	4		08/14/2023	674
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2		08/14/2023	639
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/14/2023	526
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/14/2023	484
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/14/2023	469
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1		08/14/2023	295
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1		08/14/2023	246
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/14/2023	220
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	0	****	08/14/2023	194
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/14/2023	180

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1		08/14/2023	$112
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1		08/14/2023	43
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1		08/14/2023	(5)
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	7		08/14/2023	(11)
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1		08/14/2023	(16)
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	0	****	08/14/2023	(20)
Provident Financial Services, Inc.	OBFR minus 0.55%	Maturity	USD	2		08/14/2023	(22)
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	3		08/14/2023	(170)
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	8		08/14/2023	(300)
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	8		08/14/2023	(325)
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	10		08/14/2023	(395)
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	32		08/14/2023	(1,973)
Morgan Stanley Capital Services LLC
Broadcom, Inc.	FedFundEffective minus 0.29%	Maturity	USD	1,247		10/18/2023	(272,995)
Brookfield Infrastructure Corp.	FedFundEffective plus 4.53%	Maturity	USD	21		10/18/2023	(725)
Brookfield Infrastructure Corp.	FedFundEffective plus 4.53%	Maturity	USD	82		10/18/2023	(3,843)
Globus Medical, Inc.	FedFundEffective minus 0.29%	Maturity	USD	1,174		10/18/2023	58,552
Globus Medical, Inc.	FedFundEffective minus 0.29%	Maturity	USD	110		10/18/2023	5,405
Globus Medical, Inc.	FedFundEffective minus 0.29%	Maturity	USD	40		10/18/2023	1,794
IBOVESPA Futures	0.00%	Maturity	BRL	3,271		06/14/2023	(27,525)
IBOVESPA Futures	0.00%	Maturity	BRL	9,051		06/14/2023	(86,404)
ICE U.S. Dollar Index	FedFundEffective minus 0.29%	Maturity	USD	148		10/18/2023	3,699

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
MaxLinear, Inc.	FedFundEffective minus 0.29%	Maturity	USD	52		10/18/2023	$(9,299)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	6,869		10/18/2023	85,162
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	19		10/18/2023	9,677
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	13		10/18/2023	6,932
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	10		10/18/2023	5,135
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	10		10/18/2023	5,057
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	9		10/18/2023	4,842
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	5		10/18/2023	2,745
Provident Financial Services, Inc.	FedFundEffective minus 0.29%	Maturity	USD	0	****	10/18/2023	231
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	0	****	10/18/2023	47
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	12		10/18/2023	711
Ready Capital Corp.	FedFundEffective minus 0.57%	Maturity	USD	14		10/18/2023	489
Ready Capital Corp.	FedFundEffective minus 0.28%	Maturity	USD	6		10/18/2023	455
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	11		10/18/2023	279
Ready Capital Corp.	FedFundEffective minus 0.57%	Maturity	USD	14		10/18/2023	249
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	5		10/18/2023	194
Ready Capital Corp.	FedFundEffective minus 0.62%	Maturity	USD	12		10/18/2023	148

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	2		10/18/2023	$136
Ready Capital Corp.	FedFundEffective minus 0.57%	Maturity	USD	7		10/18/2023	105
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	11		10/18/2023	55
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	4		10/18/2023	52
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	1		10/18/2023	37
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	3		10/18/2023	18
Ready Capital Corp.	FedFundEffective minus 0.57%	Maturity	USD	8		10/18/2023	6
Ready Capital Corp.	FedFundEffective minus 0.52%	Maturity	USD	0	****	10/18/2023	0
Ready Capital Corp.	FedFundEffective minus 0.67%	Maturity	USD	4		10/18/2023	(45)
Ready Capital Corp.	FedFundEffective minus 0.62%	Maturity	USD	14		10/18/2023	(60)

							$(2,556,933)

**	Principal amount less than 500.
***	Contract amount less than 500.
****	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $40,315,104 or 8.9% of net assets.

(f)	Defaulted matured security.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2023.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 06/16/2023	06/19/2020	$2,354	$1,079	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	324,000	53,116	0.01%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	12,000	11,626	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	1	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/29/2017	33,435	43	0.00%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2023.
(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2023.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2023.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	Affiliated investments.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

As of May 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,829,638 and gross unrealized depreciation of investments was $(33,400,382), resulting in net unrealized appreciation of $18,429,256.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CIBOR – Copenhagen Interbank Offered Rate

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SGX – Singapore Exchange

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

AB All Market Total Return Portfolio

May 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$50,924,175	$4,415,665	$—		$55,339,840
Health Care	39,726,910	7,079,664	0	(a)	46,806,574
Financials	27,772,562	12,522,531	—		40,295,093
Consumer Discretionary	22,308,122	6,198,723	123,928	(a)	28,630,773
Industrials	17,959,306	6,959,086	4,875		24,923,267
Communication Services	12,145,873	4,422,794	40,994	(a)	16,609,661
Consumer Staples	9,613,325	5,795,172	204,779		15,613,276
Materials	3,316,385	3,144,631	0	(a)	6,461,016
Energy	2,733,904	3,416,587	0	(a)	6,150,491
Real Estate	5,054,512	139,827	—		5,194,339
Utilities	2,705,664	579,872	—		3,285,536
Corporates - Non-Investment Grade	—	28,105,394	145,185	(a)	28,250,579
Governments - Treasuries	—	22,062,326	—		22,062,326
Corporates - Investment Grade	—	8,541,580	—		8,541,580
Investment Companies	4,626,730	—	—		4,626,730
Emerging Markets - Sovereigns	—	3,552,229	—		3,552,229
Bank Loans	—	2,859,806	375,371		3,235,177
Emerging Markets - Corporate Bonds	—	3,080,621	43		3,080,664
Collateralized Loan Obligations	—	2,595,262	—		2,595,262
Collateralized Mortgage Obligations	—	1,833,609	—		1,833,609
Quasi-Sovereigns	—	476,937	—		476,937
Governments - Sovereign Bonds	—	458,308	—		458,308
Preferred Stocks	109,910	—	164,375		274,285
Commercial Mortgage-Backed Securities	—	168,764	—		168,764
Emerging Markets - Treasuries	—	—	14,574		14,574

Investments in Securities:	Level 1	Level 2	Level 3		Total
Warrants	$—	$—	$182	(a)	$182
Mortgage Pass-Throughs	—	75	—		75
Short-Term Investments:
Investment Companies	119,747,771	—	—		119,747,771
Treasury Bills	—	1,078,563	—		1,078,563

Total Investments in Securities	318,745,149	129,488,026	1,074,306	(a)	449,307,481
Other Financial Instruments(b):
Assets:
Futures	2,648,322	—	—		2,648,322
Forward Currency Exchange Contracts	—	1,786,300	—		1,786,300
Centrally Cleared Interest Rate Swaps	—	325,832	—		325,832
Centrally Cleared Credit Default Swaps	—	660,380	—		660,380
Credit Default Swaps	—	114,247	—		114,247
Total Return Swaps	—	393,283	—		393,283
Liabilities:
Futures	(2,360,060)	—	—		(2,360,060)
Forward Currency Exchange Contracts	—	(1,103,506)	—		(1,103,506)
Centrally Cleared Interest Rate Swaps	—	(89,527)	—		(89,527)
Centrally Cleared Credit Default Swaps	—	(226,308)	—		(226,308)
Credit Default Swaps	—	(530,074)	—		(530,074)
Total Return Swaps	—	(2,950,216)	—		(2,950,216)

Total	$319,033,411	$127,868,437	$1,074,306	(a)	$447,976,154

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2023 is as follows:

Fund	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$75,289	$267,733	$223,274	$119,748	$2,273
Government Money Market Portfolio*	5,352	51,915	54,321	2,946	56
Total	$80,641	$319,648	$277,595	$122,694	$2,329

*	Investments of cash collateral for securities lending transactions